Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Components of Basic and Diluted Earnings Per Share

Components of basic and diluted earnings (loss) per share were as follows for the years ended December 31, 2018, 2017, and 2016:

	2018	2017	2016
Net income (loss) attributable to the Company	$1,691,983	$858,605	$(18,170,601)
Weighted average outstanding ordinary shares-Basic	40,859,626	40,231,159	40,175,439
-dilutive effect of stock options- employees	669,317	92,010	-
-dilutive effect of stock options- nonemployees	36,637	10,477	-
Weighted average outstanding ordinary shares- Diluted	41,565,580	40,333,646	40,175,439
Earnings (loss) per share:
Basic	$0.04	$0.02	$(0.45)
Diluted	$0.04	$0.02	$(0.45)